Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts

Schedule 1 - Valuation and Qualifying Accounts

Valuation allowances on deferred tax assets

	Balance at beginning of year	Charged to costs and expenses	Deduction	Charged to unredeemed capital expenditure	Foreign currency translation adjustment	Balance at end of year
Fiscal Year Ended December 31, 2012
Valuation allowance	152.4	(58.2)	—	222.8	7.4	324.4
Fiscal Year Ended December 31, 2011
Valuation allowance	192.4	(22.0)	—	—	(18.0)	152.4
Six Months Ended December 31, 2010
Valuation allowance	195.3	(10.3)	—	—	7.4	192.4
Fiscal Year Ended June 30, 2010
Valuation allowance	195.5	8.3	(0.1)	—	(8.4)	195.3